PLANT AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2019
PLANT AND EQUIPMENT
Schedule of property and equipment

The Company’s plant and equipment continuity is as follows:

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Costs:
Balance, December 31, 2017	—	—	274,471	992,725	57,881	36,392	1,361,469
Additions	—	6,747,648	1,407,177	1,457,537	138,641	566,928	10,317,931
Acquired Through Verdélite	476,041	5,265,894	—	237,793	73,642	257,753	6,311,123

Balance, December 31, 2018	476,041	12,013,542	1,681,648	2,688,055	270,164	861,073	17,990,523
Additions	—	18,597,279	2,162,053	4,346,089	77,770	495,201	25,678,392
Acquired Through Naturals	—	—	33,984	—	3,271	63,553	100,808
Balance, September 30, 2019	476,041	30,610,821	3,877,685	7,034,144	351,205	1,419,827	43,769,723

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
Accumulated Depreciation:	$	$	$	$	$	$	$
Balance, December 31, 2017	—	—	79,609	210,653	9,002	30,870	330,134
Additions	—	153,563	75,074	336,932	67,524	61,307	694,400

Balance, December 31, 2018	—	153,563	154,683	547,585	76,526	92,177	1,024,534
Additions	—	163,515	260,615	351,346	72,535	120,634	968,645
Balance, September 30, 2019	—	317,078	415,298	898,931	149,061	212,811	1,993,179

				Production, Lab
			Leasehold	and Growing		Other
	Land	Buildings	Improvement	Equipment	Computers	Equipment	Total
	$	$	$	$	$	$	$
Net book value:
September 30, 2019	476,041	30,293,743	3,462,387	6,135,213	202,144	1,207,016	41,776,544
December 31, 2018	476,041	11,859,979	1,526,965	2,140,470	193,638	768,896	16,965,989